Operating Segments (Tables)	12 Months Ended
Dec. 31, 2015
Operating Segments Reconciliation [Abstract]
Operating segments reconciliation
SUMMARY OF OPERATING SEGMENTS

	General Electric Company and consolidated affiliates
(In millions)	2015	2014	2013	2012	2011

Revenues
Power	$21,490	$20,580	$19,315	$20,364	$20,335
Renewable Energy	6,273	6,399	4,824	7,373	4,924
Oil & Gas	16,450	19,085	17,341	15,539	13,874
Energy Management	7,600	7,319	7,569	7,412	6,422
Aviation	24,660	23,990	21,911	19,994	18,859
Healthcare	17,639	18,299	18,200	18,290	18,083
Transportation	5,933	5,650	5,885	5,608	4,885
Appliances & Lighting	8,751	8,404	8,338	7,967	7,692
Total industrial segment revenues	108,796	109,727	103,383	102,548	95,074
Capital	10,801	11,320	11,267	11,268	11,843
Total segment revenues	119,597	121,047	114,650	113,816	106,918
Corporate items and eliminations	(2,211)	(3,863)	(1,405)	(1,228)	3,145
Consolidated revenues	$117,386	$117,184	$113,245	$112,588	$110,062

Segment profit
Power	$4,502	$4,486	$4,328	$4,368	$4,213
Renewable Energy	431	694	485	914	714
Oil & Gas	2,427	2,758	2,357	2,064	1,754
Energy Management	270	246	110	131	78
Aviation	5,507	4,973	4,345	3,747	3,512
Healthcare	2,882	3,047	3,048	2,920	2,803
Transportation	1,273	1,130	1,166	1,031	757
Appliances & Lighting	674	431	381	311	237
Total industrial segment profit	17,966	17,764	16,220	15,487	14,067
Capital	(7,983)	1,209	401	1,245	1,469
Total segment profit	9,983	18,973	16,621	16,731	15,536
Corporate items and eliminations	(5,108)	(6,225)	(6,002)	(4,719)	(1,317)
GE interest and other financial charges	(1,706)	(1,579)	(1,333)	(1,353)	(1,299)
GE provision for income taxes	(1,506)	(1,634)	(1,667)	(2,013)	(4,839)
Earnings from continuing operations
attributable to GE common shareowners	1,663	9,535	7,618	8,646	8,081
Earnings (loss) from discontinued
operations, net of taxes	(7,495)	5,855	5,475	5,047	5,143
Less net earnings (loss) attributable to
noncontrolling interests, discontinued operations	312	157	36	53	104
Earnings (loss) from discontinued operations,
net of tax and noncontrolling interest	(7,807)	5,698	5,439	4,995	5,039
Consolidated net earnings (loss)
attributable to GE common shareowners	$(6,145)	$15,233	$13,057	$13,641	$13,120

REVENUES

	Total revenues(a)			Intersegment revenues(b)			External revenues
(In millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013

Power	$21,490	$20,580	$19,315	$762	$778	$700	$20,728	$19,802	$18,615
Renewable Energy	6,273	6,399	4,824	12	14	17	6,261	6,386	4,807
Oil & Gas	16,450	19,085	17,341	387	402	371	16,063	18,683	16,970
Energy Management	7,600	7,319	7,569	1,000	890	848	6,600	6,429	6,720
Aviation	24,660	23,990	21,911	418	692	500	24,242	23,298	21,411
Healthcare	17,639	18,299	18,200	7	6	14	17,633	18,293	18,186
Transportation	5,933	5,650	5,885	1	(2)	12	5,932	5,652	5,874
Appliances & Lighting	8,751	8,404	8,338	22	22	25	8,729	8,383	8,313
Total industrial	108,796	109,727	103,383	2,608	2,801	2,486	106,188	106,926	100,896
Capital	10,801	11,320	11,267	1,151	1,037	841	9,650	10,283	10,427
Corporate items
and eliminations(c)	(2,211)	(3,863)	(1,405)	(3,759)	(3,838)	(3,327)	1,548	(25)	1,922
Total	$117,386	$117,184	$113,245	$-	$-	$-	$117,386	$117,184	$113,245

(a) Revenues of GE businesses include income from sales of goods and services to customers and other income.

(b) Sales from one component to another generally are priced at equivalent commercial selling prices.

(c) Includes the results of our former equity method investment in NBCUniversal LLC.

Disclosure Operating Segment Assets
				Property, plant and
	Assets(a)(b)			equipment additions(c)			Depreciation and amortization
	At December 31			For the years ended December 31			For the years ended December 31
(In millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013

Power	$51,674	$26,698	$26,168	$2,122	$578	$685	$712	$563	$593
Renewable Energy	8,726	3,572	3,269	999	41	23	116	113	73
Oil & Gas	26,126	27,329	26,250	422	656	1,191	596	585	481
Energy Management	16,808	10,976	10,305	1,073	176	137	322	313	323
Aviation	34,524	33,716	32,273	1,260	1,197	1,178	855	824	677
Healthcare	28,162	29,227	27,858	284	405	316	799	843	861
Transportation	4,368	4,449	4,418	202	128	282	179	169	166
Appliances & Lighting	4,702	4,560	4,306	275	359	405	103	235	300
Capital(d)	316,686	503,179	520,399	7,570	3,818	3,274	2,584	2,612	2,847
Corporate items
and eliminations(e)	916	11,249	8,001	(297)	(111)	194	231	164	258
Total	$492,692	$654,954	$663,247	$13,911	$7,247	$7,685	$6,499	$6,421	$6,581

  Assets of industrial discontinued operations, NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC are included in Corporate items and eliminations for all periods presented.
  Total assets of Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and Capital operating segments at December 31, 2015, include investment in and advances to associated companies of $469 million, $36 million, $143 million, $743 million, $1,400 million, $571 million, $6 million, $59 million and $7,546 million, respectively. Investments in and advances to associated companies contributed approximately $31 million, $(1) million, $7 million, $17 million, $88 million, $(43) million, $60 million and $347 million to segment pre-tax income of Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Appliances & Lighting and Capital operating segments, respectively, and Transportation an insignificant amount, for the year ended December 31, 2015.
  Additions to property, plant and equipment include amounts relating to principal businesses purchased.
  Includes Capital discontinued operations
  Includes deferred income taxes that are presented as assets for purposes of our consolidating balance sheet presentation.

Disclosure Operating Segment Interest And Financial Charges and Provision for Income Taxes
	Interest and other financial charges			Provision (benefit) for income taxes
(In millions)	2015	2014	2013	2015	2014	2013

Capital	$2,301	$1,638	$2,021	$4,979	$(861)	$(448)
Corporate items and eliminations(a)	1,162	1,085	849	1,506	1,634	1,667
Total	$3,463	$2,723	$2,870	$6,485	$773	$1,219

(a) Included amounts for Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation and Appliances & Lighting, for which our measure of segment profit excludes interest and other financial charges and income taxes.